Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Aircraft [Abstract]
Aircraft	$ 188,179,561	$ 160,113,061
Less: Accumulated depreciation	(20,344,539)	(16,783,360)
Aircraft, net	167,835,022	143,329,701
Construction-in-progress—Aircraft	0	16,992,010
Other [Abstract]
Finance lease right-of-use-asset	130,378	130,378
Less: Accumulated depreciation	(2,628,452)	(1,705,465)
Buildings and equipment, net	34,215,367	31,769,702
Total property, plant and equipment, net	202,050,389	192,091,413
Buildings
Other [Abstract]
Property, plant and equipment, gross	16,536,319	16,519,231
Vehicles and equipment
Other [Abstract]
Property, plant and equipment, gross	2,895,113	2,810,560
Construction-in-progress - Buildings
Other [Abstract]
Property, plant and equipment, gross	17,047,327	13,780,316
Licenses
Other [Abstract]
Property, plant and equipment, gross	$ 234,682	234,682
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Aircraft [Abstract]
Aircraft		158,235,666	$ 121,824,576
Less: Accumulated depreciation		(16,418,098)	(8,451,678)
Aircraft, net		141,817,568	113,372,898
Construction-in-progress—Aircraft		16,992,010	33,792,009
Other [Abstract]
Buildings		16,519,231	16,465,087
Vehicles and equipment		4,687,955	2,859,568
Construction-in-progress - Buildings		13,780,316	3,293,229
Finance lease right-of-use-asset		130,378	121,399
Licenses		234,682
Less: Accumulated depreciation		(2,070,727)	(1,226,881)
Buildings and equipment, net		33,281,835	21,512,402
Total property, plant and equipment, net		$ 192,091,413	$ 168,677,309